Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000163584 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	8.10%
C000163584 | SPDR Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163584 | Focus Financial Partners LLC_7.06519_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163584 | Cotiviti Corp.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163584 | Prime Security Services Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163584 | Iron Mountain, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163584 | TransDigm, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163584 | OneDigital Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163584 | Flutter Financing BV__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163584 | Camelot U.S. Acquisition LLC__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163584 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163584 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163584 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163584 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163584 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163584 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163584 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163584 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163584 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163584 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000163584 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000163584 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163584 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163584 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163584 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163584 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163584 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163585 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	8.10%
C000163585 | SPDR Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163585 | Focus Financial Partners LLC_7.06519_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163585 | Cotiviti Corp.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163585 | Prime Security Services Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163585 | Iron Mountain, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163585 | TransDigm, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163585 | OneDigital Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163585 | Flutter Financing BV__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163585 | Camelot U.S. Acquisition LLC__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163585 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163585 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163585 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163585 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163585 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163585 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163585 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163585 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163585 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163585 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000163585 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000163585 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163585 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163585 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163585 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163585 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163585 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163587 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	8.10%
C000163587 | SPDR Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163587 | Focus Financial Partners LLC_7.06519_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163587 | Cotiviti Corp.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163587 | Prime Security Services Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163587 | Iron Mountain, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163587 | TransDigm, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163587 | OneDigital Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163587 | Flutter Financing BV__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163587 | Camelot U.S. Acquisition LLC__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163587 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163587 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163587 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163587 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163587 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163587 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163587 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163587 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163587 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163587 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000163587 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000163587 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163587 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163587 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163587 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163587 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163587 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163586 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	8.10%
C000163586 | SPDR Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163586 | Focus Financial Partners LLC_7.06519_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163586 | Cotiviti Corp.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163586 | Prime Security Services Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163586 | Iron Mountain, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163586 | TransDigm, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163586 | OneDigital Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163586 | Flutter Financing BV__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163586 | Camelot U.S. Acquisition LLC__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163586 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163586 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163586 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163586 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163586 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163586 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163586 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163586 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163586 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163586 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000163586 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000163586 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163586 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163586 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163586 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163586 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163586 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163588 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	8.10%
C000163588 | SPDR Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163588 | Focus Financial Partners LLC_7.06519_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163588 | Cotiviti Corp.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163588 | Prime Security Services Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163588 | Iron Mountain, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163588 | TransDigm, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163588 | OneDigital Borrower LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163588 | Flutter Financing BV__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163588 | Camelot U.S. Acquisition LLC__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163588 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163588 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163588 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163588 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163588 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163588 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163588 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163588 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163588 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163588 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000163588 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000163588 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163588 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163588 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163588 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163588 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163588 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254859 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	11.30%
C000254859 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254859 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254859 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254859 | HDFC Bank Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254859 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254859 | Xiaomi Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254859 | Delta Electronics, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254859 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254859 | Erste Group Bank AG__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254859 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254859 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254859 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254859 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254859 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254859 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254859 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000254859 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254859 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000254859 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000254859 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000254859 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254859 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254859 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000254859 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254857 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	11.30%
C000254857 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254857 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254857 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254857 | HDFC Bank Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254857 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254857 | Xiaomi Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254857 | Delta Electronics, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254857 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254857 | Erste Group Bank AG__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254857 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254857 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254857 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254857 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254857 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254857 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254857 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000254857 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254857 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000254857 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000254857 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000254857 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254857 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254857 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000254857 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254858 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	11.30%
C000254858 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254858 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254858 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254858 | HDFC Bank Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254858 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254858 | Xiaomi Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254858 | Delta Electronics, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254858 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254858 | Erste Group Bank AG__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254858 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254858 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254858 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254858 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254858 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254858 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254858 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000254858 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254858 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000254858 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000254858 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000254858 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254858 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254858 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000254858 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254862 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254862 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.60%
C000254862 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000254862 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254862 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.30%
C000254862 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254862 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254862 | Intuit, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254862 | Autodesk, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254862 | Electronic Arts, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000254862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000254862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000254862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000254862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000254862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000254862 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000254862 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000254862 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000254861 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254861 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.60%
C000254861 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000254861 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254861 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.30%
C000254861 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254861 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254861 | Intuit, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254861 | Autodesk, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254861 | Electronic Arts, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000254861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000254861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000254861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000254861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000254861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000254861 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000254861 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000254861 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000254860 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254860 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.60%
C000254860 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000254860 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254860 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.30%
C000254860 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254860 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254860 | Intuit, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254860 | Autodesk, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254860 | Electronic Arts, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000254860 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000254860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254860 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000254860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000254860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000254860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000254860 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000254860 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000254860 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000254865 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254865 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254865 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254865 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000254865 | Constellation Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254865 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254865 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254865 | L'Oreal SA__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254865 | Amadeus IT Group SA__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254865 | EssilorLuxottica SA__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254865 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000254865 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000254865 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000254865 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000254865 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000254865 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000254865 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000254865 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254865 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000254865 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000254865 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254865 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254863 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254863 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254863 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254863 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000254863 | Constellation Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254863 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254863 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254863 | L'Oreal SA__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254863 | Amadeus IT Group SA__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254863 | EssilorLuxottica SA__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000254863 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000254863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000254863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000254863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000254863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000254863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000254863 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254863 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000254863 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000254863 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254863 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254864 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254864 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254864 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254864 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000254864 | Constellation Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254864 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254864 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254864 | L'Oreal SA__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254864 | Amadeus IT Group SA__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254864 | EssilorLuxottica SA__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254864 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000254864 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000254864 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000254864 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000254864 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000254864 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000254864 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000254864 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254864 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000254864 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000254864 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254864 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096903 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096903 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096903 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096903 | Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp._5.250_4/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | TreeHouse Foods, Inc._4.000_9/1/2028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Tidewater, Inc._9.125_7/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Viridien_10.000_10/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | FirstCash, Inc._6.875_3/1/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | France
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096903 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096903 | Germany
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096903 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096903 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096903 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.40%
C000096903 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096903 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.30%
C000096903 | United States
Holdings [Line Items]
Percent of Total Investments	67.60%
C000096903 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096903 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000096903 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000096903 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096903 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096903 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096904 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096904 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096904 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096904 | Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp._5.250_4/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | TreeHouse Foods, Inc._4.000_9/1/2028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Tidewater, Inc._9.125_7/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Viridien_10.000_10/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | FirstCash, Inc._6.875_3/1/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | France
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096904 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096904 | Germany
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096904 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096904 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096904 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.40%
C000096904 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096904 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.30%
C000096904 | United States
Holdings [Line Items]
Percent of Total Investments	67.60%
C000096904 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096904 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000096904 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000096904 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096904 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096904 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096907 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096907 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096907 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096907 | Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp._5.250_4/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | TreeHouse Foods, Inc._4.000_9/1/2028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Tidewater, Inc._9.125_7/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Viridien_10.000_10/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | FirstCash, Inc._6.875_3/1/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | France
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096907 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096907 | Germany
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096907 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096907 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096907 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.40%
C000096907 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096907 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.30%
C000096907 | United States
Holdings [Line Items]
Percent of Total Investments	67.60%
C000096907 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096907 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000096907 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000096907 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096907 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096907 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096905 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096905 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096905 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096905 | Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp._5.250_4/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | TreeHouse Foods, Inc._4.000_9/1/2028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Tidewater, Inc._9.125_7/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Viridien_10.000_10/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | FirstCash, Inc._6.875_3/1/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | France
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096905 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096905 | Germany
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096905 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096905 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096905 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.40%
C000096905 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096905 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.30%
C000096905 | United States
Holdings [Line Items]
Percent of Total Investments	67.60%
C000096905 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096905 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000096905 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000096905 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096905 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096905 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096906 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096906 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096906 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096906 | Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp._5.250_4/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | TreeHouse Foods, Inc._4.000_9/1/2028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Tidewater, Inc._9.125_7/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Viridien_10.000_10/15/2030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | FirstCash, Inc._6.875_3/1/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | France
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096906 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096906 | Germany
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096906 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096906 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096906 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.40%
C000096906 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096906 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.30%
C000096906 | United States
Holdings [Line Items]
Percent of Total Investments	67.60%
C000096906 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096906 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000096906 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000096906 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096906 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096906 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114555 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114555 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114555 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000114555 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114555 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114555 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114555 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114555 | Charles Schwab Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114555 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114555 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114555 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114555 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114555 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114555 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114555 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114555 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114555 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000114555 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114555 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114555 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000114555 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000114555 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114555 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000114555 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114555 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114556 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114556 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114556 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000114556 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114556 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114556 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114556 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114556 | Charles Schwab Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114556 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114556 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114556 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114556 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114556 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114556 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114556 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114556 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114556 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000114556 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114556 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114556 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000114556 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000114556 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114556 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000114556 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114556 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114559 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114559 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114559 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000114559 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114559 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114559 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114559 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114559 | Charles Schwab Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114559 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114559 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114559 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114559 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114559 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114559 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114559 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114559 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114559 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000114559 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114559 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114559 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000114559 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000114559 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114559 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000114559 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114559 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114558 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114558 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114558 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000114558 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114558 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114558 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114558 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114558 | Charles Schwab Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114558 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114558 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000114558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000114558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000114558 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114558 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000114558 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114558 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222816 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222816 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222816 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000222816 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222816 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222816 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222816 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222816 | Charles Schwab Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222816 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222816 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222816 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000222816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000222816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000222816 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222816 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000222816 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000222816 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114557 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114557 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114557 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000114557 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114557 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114557 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114557 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114557 | Charles Schwab Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114557 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114557 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114557 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114557 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114557 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114557 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114557 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114557 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114557 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000114557 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114557 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114557 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000114557 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000114557 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114557 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000114557 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114557 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%